UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices)	(Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2006 Date of reporting period: 09/30/2006

Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
AS OF: 09/30/06

			VALUE
			------------

COMMON STOCKS - 92.74%
-------------------------------------------------------------
Consumer Discretionary - Auto & Components ( 0.59%)

120,000	Amerigon Incorporated	(*)	$ 1,032,000
			------------

Consumer Discretionary - Hotels, Restaurants & Leisure (	4.16%)

33,750	Applebee's International, Inc.		725,962
30,000	Jack in the Box Inc.	(*)	1,565,400
30,500	Panera Bread Company	(*)	1,776,625
72,500	Shuffle Master, Inc.	(*)	1,958,225
57,500	Sonic Corp.	(*)	1,300,075
			------------
			7,326,287
			------------
Consumer Discretionary - Media ( 0.80%)

35,000	Radio One, Inc. - Class A	(*)	218,400
104,477	Salem Communications Corporation		1,181,635
			------------
			1,400,035
			------------
Consumer Discretionary - Retail ( 3.51%)

26,000	J. Crew Group, Inc.	(*)	781,820
95,000	O'Reilly Automotive, Inc.	(*)	3,154,950
17,500	Tractor Supply Company	(*)	844,550
60,000	United Auto Group, Inc.		1,404,000
			------------
			6,185,320
			------------
Consumer Discretionary - Services ( 1.37%)

50,800	Matthews International Corporation		1,869,948
5,000	Strayer Education, Inc.		541,050
			------------
			2,410,998
			------------
Consumer Staples - Food, Beverage & Tobacco ( 0.68%)

25,000	J.M. Smucker Company (The)		1,198,750
			------------

Energy ( 4.63%)

33,500	Crosstex Energy, Inc.		3,000,595
26,000	Denbury Resources Inc.	(*)	751,400
10,000	Dril-Quip, Inc.	(*)	676,800
150,400	Exploration Company of Delaware (The)	(*)	1,439,328
140,000	Grey Wolf, Inc.	(*)	935,200
40,000	Hornbeck Offshore Services, Inc.	(*)	1,340,000
			------------
			8,143,323
			------------
Exchange Traded Fund ( 0.41%)

10,000	iShares Russell 2000 Growth Index Fund		723,900
			------------

Financials - Banks ( 4.35%)

101,000	Baylake Corp.		1,600,850
40,000	CoBiz Inc.		914,400
60,000	FirstMerit Corporation		1,390,200
20,000	PrivateBancorp, Inc.		914,400
30,000	Seacoast Banking Corporation of Florida		906,000
50,000	Texas Capital Bancshares, Inc.	(*)	936,000
20,000	Wintrust Financial Corporation		1,003,000
			------------
			7,664,850
			------------
Financials - Diversified ( 5.77%)

45,000	A.G. Edwards, Inc.		2,397,600
28,000	Affiliated Managers Group, Inc.	(*)	2,803,080
90,000	Eaton Vance Corp.		2,597,400
95,000	Waddell & Reed Financial, Inc.		2,351,250
			------------
			10,149,330
			------------
Financials - Insurance ( 7.49%)

120,000	Brown & Brown, Inc.		3,667,200
112,500	HCC Insurance Holdings, Inc.		3,699,000
25,500	IPC Holdings, Ltd.		775,710

73,300	National Financial Partners Corporation		3,007,499
53,400	Willis Group Holdings Limited		2,029,200
			------------
			13,178,609
			------------
Health Care - Equipment ( 9.05%)

45,000	Advanced Medical Optics, Inc.	(*)	1,779,750
4,800	Conor Medsystems, Inc.	(*)	113,136
7,197	Cooper Companies, Inc. (The)		385,039
85,000	DexCom, Inc.	(*)	946,050
50,000	ICU Medical, Inc.	(*)	2,274,000
27,500	IDEXX Laboratories, Inc.	(*)	2,506,350
77,100	Micrus Endovascular Corporation	(*)	999,987
55,000	NuVasive, Inc.	(*)	1,106,050
74,000	Respironics, Inc.	(*)	2,857,140
70,000	Wright Medical Group, Inc.	(*)	1,697,500
75,000	ev3 Inc.	(*)	1,275,750
			------------
			15,940,752
			------------
Health Care - Services ( 6.69%)

80,000	AmSurg Corp.	(*)	1,780,800
62,500	DaVita, Inc.	(*)	3,616,875
21,200	MWI Veterinary Supply, Inc.	(*)	710,836
77,000	United Surgical Partners International, Inc.	(*)	1,911,910
104,000	VCA Antech, Inc.	(*)	3,750,240
			------------
			11,770,661
			------------
Health Care Pharmaceuticals & Biotechnology ( 3.28%)

49,000	Charles River Laboratories International, Inc.	(*)	2,127,090
57,500	Medicis Pharmaceutical Corporation		1,860,125
35,000	Techne Corporation	(*)	1,780,100
			------------
			5,767,315
			------------
Industrials - Capital Goods ( 5.75%)

95,500	Basin Water, Inc.	(*)	782,145
35,000	Ceradyne, Inc.	(*)	1,438,150
62,118	DRS Technologies, Inc.		2,712,693
70,150	Graco Inc.		2,740,059
60,000	MSC Industrial Direct Co., Inc. - Class A		2,444,400
			------------
			10,117,447
			------------
Industrials - Commercial Services & Supplies ( 10.76%)

35,500	Advisory Board Company (The)	(*)	1,793,460
75,000	Brady Corporation		2,637,000
42,500	CRA International, Inc.	(*)	2,025,550
21,061	ChoicePoint Inc.	(*)	753,984
47,500	G&K Services, Inc.		1,730,425
35,000	Huron Consulting Group Inc.	(*)	1,372,000
65,000	Mine Safety Appliances Company		2,316,600
105,000	Mobile Mini, Inc.	(*)	2,983,050
70,000	Navigant Consulting, Inc.	(*)	1,404,200
27,500	Stericycle, Inc.	(*)	1,919,225
			------------
			18,935,494
			------------
Industrials - Transportation ( 0.91%)

94,250	Knight Transportation, Inc.		1,597,538
			------------

Information Technology - Hardware & Equipment ( 9.50%)

80,000	ADC Telecommunications, Inc.	(*)	1,200,000
35,000	Andrew Corporation	(*)	323,050
17,300	DTS, Inc.	(*)	366,414
1,900	Dolby Laboratories, Inc.	(*)	37,715
165,000	Emulex Corporation	(*)	2,998,050
135,000	FLIR Systems, Inc.	(*)	3,666,600
75,000	Packeteer, Inc.	(*)	645,750
53,000	Plexus Corp.	(*)	1,017,600
135,000	Powerwave Technologies, Inc.	(*)	1,026,000
60,000	ScanSource, Inc.	(*)	1,819,800
63,500	TESSCO Technologies Incorporated	(*)	1,870,710
125,000	Vishay Intertechnology, Inc.	(*)	1,755,000
			------------
			16,726,689
			------------
Information Technology - Software & Services ( 9.58%)

67,500	Business Objects S.A.	(*)	2,301,075
57,500	FactSet Research Systems Inc.		2,792,775
40,900	Heartland Payment Systems, Inc.		1,063,400
50,000	Hyperion Solutions Corporation	(*)	1,724,000
148,000	Keane, Inc.	(*)	2,132,680
47,500	MICROS Systems, Inc.	(*)	2,323,700

65,000	Websense, Inc.		(*)	1,404,650
130,000	Wright Express Corporation		(*)	3,127,800
				------------
				16,870,080
				------------
Information Technology - Semiconductors & Semiconcuctor Equipment ( 1.45%)

160,000	Entegris, Inc.		(*)	1,745,600
85,000	Micrel, Incorporated		(*)	815,150
				------------
				2,560,750
				------------
Materials ( 1.17%)

40,500	AptarGroup, Inc.			2,060,640
				------------

Telecommunication Services		( 0.84%)

92,500	Asia Satellite Telecommunications Holdings Limited			1,482,775
				------------
TOTAL Common Stocks	(COST: $ 121,396,911)			163,243,543
				------------

SHORT-TERM INVESTMENTS ( 5.40%)

-------------------------------------------------------------
Commercial Paper	( 4.38%)
$1,250,000	Barclays U.S. Funding LLC
	11/29/06,	5.24%		1,239,447
250,000	CVS Corporation
	10/31/06,	5.32%		248,929
1,375,000	Fiserv, Inc.
	10/12/06,	5.32%		1,372,968
700,000	Fiserv, Inc.
	10/17/06,	5.34%		698,442
1,100,000	Fiserv, Inc.
	10/18/06,	5.34%		1,097,389
542,000	General Mills, Inc.
	10/20/06,	5.30%		540,564
650,000	General Mills, Inc.
	10/24/06,	5.30%		647,895
371,000	Kinder Morgan Energy Partners L.P.
	10/03/06,	5.35%		370,945
675,000	Time Warner Inc.
	10/02/06,	5.34%		675,000
725,000	UBS Finance (Delaware) LLC
	10/06/06,	5.30%		724,573
100,000	Walt Disney Company (The)
	10/05/06,	5.33%		99,956
				------------
				7,716,108
				------------

Variable Rate Demand Note		( 1.02%)
1,794,563	Wisconsin Corporate Central Credit Union
	10/02/06,	4.99%		1,794,563
				------------
TOTAL Short-Term Investments (COST: $		9,510,671)		9,510,671
				------------

TOTAL SECURITY HOLDINGS ( 98.14%):				172,754,214
OTHER ASSETS, NET OF LIABILITIES		( 1.86%):		3,280,239
				------------
TOTAL NET ASSETS:				$176,034,453
				============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2006, investment cost for federal tax purposes was $130,908,901 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$47,597,425
Unrealized depreciation	(5,752,112)
-----------
Net unrealized appreciation	$41,845,313
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 11/09/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/09/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/09/2006